Financial income (expense) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Interest income	$ 98	$ 192	$ 341	$ 697
Interest expense:
Interest expense	(7,309)	(5,486)	(21,870)	(16,601)
Commitment fees	(223)	(294)	(728)	(896)
Amortization of debt issuance cost and fair value of debt assumed	(207)	(503)	(629)	(1,546)
Total interest expense	(7,739)	(6,283)	(23,227)	(19,043)
Gain (loss) on derivative instruments	571	517	1,481	1,178
Other items, net:
Foreign exchange gain (loss)	24	(66)	(920)	(430)
Bank charges, fees and other	(16)	(46)	(68)	(137)
Withholding tax on interest expense and other	(641)	(666)	(1,869)	(2,212)
Total other items, net	(633)	(778)	(2,857)	(2,779)
Total financial income (expense), net	$ (7,703)	$ (6,352)	$ (24,262)	$ (19,947)